INVESTMENTS - Market value of investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Associates
Percentage of shares in associates	67.95%
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Associates
Percentage of shares in associates	35.03%
Fair value	R$ 5,566,247	R$ 5,775,156
Equatorial Maranho Distribuidora de Energia S.A.
Associates
Percentage of shares in associates	33.41%
Fair value	R$ 1,348,024	2,238,434
Empresa Metropolitana de guas de Energia S.A. - EMAE
Associates
Percentage of shares in associates	40.44%
Fair value	R$ 1,015,837	1,095,497
Companhia Estadual de Transmisso de Energia Eltrica - CEEE-T
Associates
Fair value		1,180,812
Companhia Estadual de Distribuio de Energia Eltrica - CEEE-D
Associates
Percentage of shares in associates	4.62%
Fair value	R$ 119,615	R$ 152,108